Other Financial Assets at Amortised Cost - Parent	12 Months Ended
Dec. 31, 2023
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Other Financial Assets at Amortised Cost	17. OTHER FINANCIAL ASSETS AT AMORTISED COST

		Group
	2023	2022
	£m	£m
Asset backed securities	—	—
Debt securities	152	156
	152	156
A significant portion of the debt securities are held in our eligible liquidity pool and consist mainly of government bonds and covered bonds. Detailed disclosures can be found in the 'Liquidity risk' section of the Risk review.

Santander UK Group Holdings plc
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Other Financial Assets at Amortised Cost	44.6. OTHER FINANCIAL ASSETS AT AMORTISED COSTThese consist of investments in subordinated notes and have a maturity of 10 years